Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sources of non-interest income [Abstract]
Net gain on securities transactions	[1]	$ 0	$ 1,155	$ 0
Other	[1]	698	1,243	4,109
Total non-interest income		17,937	17,170	18,591
Overdraft Fees [Member]
Sources of non-interest income [Abstract]
Non-interest income		2,660	2,665	3,571
Other [Member]
Sources of non-interest income [Abstract]
Non-interest income		1,940	1,629	459
Interchange Income [Member]
Sources of non-interest income [Abstract]
Non-interest income		5,281	4,199	4,065
Wealth Management Fees [Member]
Sources of non-interest income [Abstract]
Non-interest income		$ 7,358	$ 6,279	$ 6,387

[1]	Not within the scope of ASC 606.